INTANGIBLE ASSETS OTHER THAN GOODWILL - Distribution Rights (Details) $ in Thousands, R$ in Millions	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 CLP ($)	Dec. 31, 2022 CLP ($)
INTANGIBLE ASSETS OTHER THAN GOODWILL
Renewal period for production and distribution contracts	5 years
Intangible assets other than goodwill		$ 693,383,630		$ 695,926,565	$ 671,778,888
Distribution rights
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		655,602,101		664,877,100	$ 644,233,416
Distribution rights | Chile
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		300,305,728		301,187,149
Distribution rights | Brazil
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		162,528,398		182,986,222
Distribution rights | Paraguay
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		188,443,848		178,475,561
Distribution rights | Argentina
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill		$ 4,324,127		$ 2,228,168
Brazilian beer brand Therezopolis
INTANGIBLE ASSETS OTHER THAN GOODWILL
Intangible assets other than goodwill | R$			R$ 35
Purchase of intangible assets | R$	R$ 70
Percentage of each bottler bought	50.00%